Annual Total Returns- Vanguard LifeStrategy Growth Fund (Annuity) [BarChart] - Annuity - Vanguard LifeStrategy Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.28%)	14.38%	21.20%	7.18%	(1.17%)	8.33%	19.21%	(6.90%)	23.13%	15.45%